Intangible assets, net	12 Months Ended
Dec. 31, 2013
Intangible assets, net
Intangible assets, net

10. Intangible assets, net

        The following table summarizes the Group's intangible assets:

	December 31
	2012	2013
	RMB	RMB
Gross carrying amount
Software	4,235	5,477
Technology	9,962	17,121
Domain name	11,477	17,286

Total of gross carrying amount	25,674	39,884

Less: accumulated amortization
Software	(1,808)	(3,209)
Technology	(1,659)	(4,054)
Domain name	(2,176)	(2,944)

Total accumulated amortization	(5,643)	(10,207)

Less: impairment
Software	(550)	(550)

Intangible assets, net	19,481	29,127

        Amortization expense for the years ended December 31, 2011, 2012 and 2013 were RMB1,211, RMB3,369 and RMB4,707, respectively.

        The estimated amortization expenses for each of the following five years are as follows:

	Domain name	Technology	Software
	RMB	RMB	RMB
2014	1,171	3,424	1,263
2015	1,149	3,424	335
2016	1,141	3,424	68
2017	1,141	1,806	33
2018	1,141	989	19

        The weighted average amortization periods of intangible assets as of December 31, 2012 and 2013 are as below:

December 31,
	2012	2013
Domain name	15 years	15 years
Technology	5 years	5 years
Software	3 years	3 years